THE SARATOGA ADVANTAGE TRUST

Portfolio	Class A	Class I	Class C	Portfolio	Class A	Class I	Class C	Class S
Health & Biotechnology Portfolio	SHPAX	SBHIX	SHPCX	James Alpha Macro Portfolio	GRRAX	GRRIX	GRRCX	GRRSX
Mid Capitalization Portfolio	SPMAX	SMIPX	SPMCX	James Alpha Global Real Estate Investments Portfolio	JAREX	JARIX	JACRX	JARSX
Technology & Communications Portfolio	STPAX	STPIX	STPCX	James Alpha Multi Strategy Alternative Income Portfolio	JAAMX	JAIMX	JACMX	JASMX
Investment Quality Bond Portfolio	SQBAX	SIBPX	SQBCX	James Alpha MLP Portfolio	JAMLX	JMLPX	MLPCX	JMLSX
Municipal Bond Portfolio	SMBAX	SMBPX	SMBCX	James Alpha Managed Risk Domestic Equity Portfolio	JDAEX	JDIEX	JDCEX	JDSEX
Large Capitalization Value Portfolio	SLVYX	SLCVX	SLVCX	James Alpha Emerging Markets Equity Portfolio	JEAMX	JEIMX	JECMX	JESMX
Large Capitalization Growth Portfolio	SLGYX	SLCGX	SLGCX	James Alpha Family Office	JFOAX	JFOIX	JFOCX	JFOSX
Small Capitalization Portfolio	SSCYX	SSCPX	SSCCX	James Alpha Hedged High Income Portfolio	INCAX	INCIX	INCCX	INCSX
International Equity Portfolio	SIEYX	SIEPX	SIECX	James Alpha EHS Portfolio	JAHAX	JEHIX	JAHCX	JAHSX
Financial Services Portfolio	SFPAX	SFPIX	SFPCX	James Alpha Event Driven Portfolio	JAEAX	JAEIX	JAECX	JAESX
Energy & Basic Materials Portfolio	SBMBX	SEPIX	SEPCX	James Alpha Relative Value Portfolio	JRVAX	JRVIX	JRVCX	JRSVX
Aggressive Balanced Allocation Portfolio	SABAX	SABIX	SABCX	James Alpha Total Hedge Portfolio	JTHAX	JTHIX	JTHCX	JTHSX
Conservative Balanced Allocation Portfolio	SCAAX	LUNAX	SUMCX	James Alpha Momentum Portfolio	MOMAX	MOMOX	MOMCX	MOMSX
Moderate Balanced Allocation Portfolio	SMPAX	SBMIX	SBMCX	James Alpha Structured Credit Value Portfolio	JASVX	JSVIX	JSVCX	JASSX
Moderately Aggressive Balanced Allocation Portfolio	SAMAX	SAMIX	SAMCX
Moderately Conservative Balanced Allocation Portfolio	SMACX	SMICX	SBCCX

Incorporated herein by reference is the definitive version of the Prospectus supplements for the above-referenced Portfolios filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 22, 2019 (SEC Accession No. 0001580642-19-001477).